Trade and other payables - Additional information (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Trade and other payables
Trade and other payables	€ 15,545	€ 16,747
Euro
Trade and other payables
Trade and other payables	5,866
USD
Trade and other payables
Trade and other payables	€ 8,371